Supplementary Financial Information (Schedule Of Other Income And (Deductions)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary Financial Information [Abstract]
Accretion of fair value adjustment (discount) to regulatory assets due to acquisition accounting		$ 1	$ 5
Professional fees	$ (15)	(15)	(19)
Non-recoverable pension and OPEB (Note 9)	(5)	(2)	(9)
Interest income	6	2
Other	(1)	(1)
Other			1
Total other income and (deductions) - net	$ (15)	$ (15)	$ (22)